Staff costs - Schedule of options activity (Details) - Santander UK plc shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares € / £ people contract £ / shares	Dec. 31, 2024 people € / £ shares £ / shares	Dec. 31, 2023 shares people € / £ £ / shares
Share-based payment arrangement
Exchange rate | € / £	1.15	1.21	1.15
Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	25,689	27,139	29,988
Options granted (in shares)	3,324	4,991	7,175
Options exercised (in shares)	(9,966)	(4,004)	(5,980)
Options cancelled (net) or not exercised (in shares)	(1,554)	(2,437)	(4,044)
Number of share options outstanding, end of period	17,493	25,689	27,139
Options granted (in GBP per share) | £ / shares	£ 6.35	£ 3.36	£ 2.78
Options exercised (in GBP per share) | £ / shares	1.9	2.29	1.7
Options cancelled (net) or not exercised (in GBP per share) | £ / shares	£ 2.88	£ 2.37	£ 2.53
Number of persons | people	4,637	4,107	4,752
Minimum number of accounts/contracts per employee | contract	1